Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 30 – Financial Instruments

A.	General

The Group has international activity in which it is exposed to credit, liquidity and market risks (including currency, interest, inflation and other price risks). In order to reduce the exposure to these risks, the Group holds derivative financial instruments, (including forward transactions, interest rate swap (“SWAP”) transactions, and options) for the purpose of economic (not accounting) hedging of foreign currency risks, inflation risks, commodity price risks, interest risks and risks relating to the price of inputs.

This note presents information about the Group’s exposure to each of the above risks, and the Group’s objectives, policies and processes for measuring and managing the risk.

The risk management of the Group companies is executed by them as part of the ongoing current management of the companies. The Group companies monitor the above risks on a regular basis. The hedge policies with respect to all the different types of exposures are discussed by the boards of directors of the companies.

The comprehensive responsibility for establishing the base for the risk management of the Group and for supervising its implementation lies with the Board of Directors and the senior management of the Group.

B.	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on their obligations under the contract. This includes any cash amounts owed to the Group by those counterparties, less any amounts owed to the counterparty by the Group where a legal right of set-offs exists and also includes the fair values of contracts with individual counterparties which are included in the financial statements. The maximum exposure to credit risk at each reporting date is the carrying value of each class of financial assets mentioned in this note.

(1)	Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as at year end was:

	As at December 31,
	2020	2019
	$ Thousands
	Carrying amount
Cash and cash equivalents	286,184	147,153
Short-term and long-term deposits and restricted cash	636,201	110,904
Trade receivables and other assets	61,974	332,931
Short-term and long-term derivative instruments	279	2,293
	984,638	593,281

Based on the credit risk profiles of the Group’s counterparties relating to the Group’s cash and cash equivalents, short-term and long-term deposits and restricted cash, trade receivables and other assets, short-term and long-term derivative instruments, the Group has assessed these expected credit loss on the financial assets to be immaterial. The maximum exposure to credit risk for trade receivables as at year end, by geographic region was as follows:

	As at December 31,
	2020	2019
	$ Thousands
Israel	47,741	39,271
Other regions	207	50
	47,948	39,321

(2)	Aging of debts and impairment losses

Set forth below is an aging of the trade receivables:

	As at December 31
	2020	2019
	$ Thousands	$ Thousands
Not past due	47,948	39,321

No ECL has been recorded on any trade receivable amounts based on historical credit loss data and the Group’s view of economic conditions over the expected lives of the receivables.

C.	Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and adverse credit and market conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group manages its liquidity risk by means of holding cash balances, short-term deposits, other liquid financial assets and credit lines.

Set forth below are the anticipated repayment dates of the financial liabilities, including an estimate of the interest payments. This disclosure does not include amounts regarding which there are offset agreements:

	As at December 31, 2020
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	92,542	92,542	92,542	-	-	-
Other current liabilities	24,302	24,302	24,302	-	-	-
Lease liabilities including interest payable *	18,605	22,075	14,378	667	1,840	5,190
Debentures (including interest payable) *	304,701	349,869	13,999	13,914	90,142	231,814
Loans from banks and others including interest *	615,843	799,275	65,337	63,087	260,065	410,786

Financial liabilities – hedging instruments
Interest SWAP contracts	11,014	41,092	6,083	5,596	13,923	15,490
Forward exchange rate contracts	34,273	33,409	31,637	1,772	-	-
Other forward exchange rate contracts	766	748	748	-	-	-

	1,102,046	1,363,312	249,026	85,036	365,970	663,280

*	Includes current portion of long-term liabilities.

	As at December 31, 2019
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	36,007	36,007	36,007	-	-	-
Other current liabilities	9,099	9,099	9,099	-	-	-
Lease liabilities including interest payable*	6,070	9,547	1,147	1,258	1,807	5,335
Debentures (including interest payable) *	81,847	105,203	12,576	13,246	26,680	52,701
Loans from banks and others including interest *	540,721	722,727	61,826	60,516	181,718	418,667

Financial liabilities – hedging instruments
Interest SWAP contracts	4,225	42,208	5,913	5,512	13,838	16,944

	677,969	924,791	126,568	80,532	224,043	493,647

*	Includes current portion of long-term liabilities.

D.          Market risks

Market risk is the risk that changes in market prices, such as foreign exchange rates, the CPI, interest rates and prices of capital products and instruments will affect the fair value of the future cash flows of a financial instrument.

The Group buys and sells derivatives in the ordinary course of business, and also incurs financial liabilities, in order to manage market risks. All such transactions are carried out within the guidelines set by the Boards of Directors of the companies. For the most part, the Group companies enter into hedging transactions for purposes of avoiding economic exposures that arise from their operating activities. Most of the transactions entered into do not meet the conditions for recognition as an accounting hedge and, therefore, differences in their fair values are recorded on the statement of profit and loss.

(1)          CPI and foreign currency risk

Currency risk

The Group’s functional currency is the U.S. dollar. The exposures of the Group companies are measured with reference to the changes in the exchange rate of the dollar vis-à-vis the other currencies in which it transacts business.

The Group is exposed to currency risk on sales, purchases, assets and liabilities that are denominated in a currency other than the respective functional currencies of the Group entities. The primary exposure is to the Shekel (NIS).

The Group uses options and forward exchange contracts on exchange rates for purposes of hedging short-term currency risks, usually up to one year, in order to reduce the risk with respect to the final cash flows in dollars deriving from the existing assets and liabilities and sales and purchases of goods and services within the framework of firm or anticipated commitments, including in relation to future operating expenses.

The Group is exposed to currency risk in relation to loans it has taken out and debentures it has issued in currencies other than the dollar. The principal amounts of these bank loans and debentures have been hedged by swap transactions the repayment date of which corresponds with the payment date of the loans and debentures.

The Group’s exposure to foreign currency risk in respect of non‑hedging derivative financial instruments is as follows:

	As at December 31, 2020
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	12,064	39,535	2021	(766)
Call options on foreign currency	Dollar	NIS	50,284	189,620	2021–2022	278
Put options on foreign currency	Dollar	NIS	35,347	9,374	2021	(33)

The Group’s exposure to foreign currency risk in respect of non‑hedging derivative financial instruments is as follows:

	As at December 31, 2020
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	175,704	598,295	2021–2022	(34,273)

	As at December 31, 2019
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Euro	NIS	1,753	6,747	2020	54

Inflation risk

The Group has CPI-linked loans. The Group is exposed to payments of higher interest and principal as the result of an increase in the CPI. It is noted that part of the Group’s anticipated revenues will be linked to the CPI. The Group does not hedge this exposure beyond the expected hedge included in its revenues.

a.	Breakdown of CPI-linked derivative instruments

The Group’s exposure to index risk with respect to derivative instruments used for hedging purposes is shown below:

	As at December 31, 2020
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.70%	2031	240,462	(7,371)
Interest exchange contract	CPI	1.76%	2036	109,087	(3,643)

For additional details, please refer to Note 16.E.

b.	Exposure to CPI and foreign currency risks

The Group’s exposure to CPI and foreign currency risk, based on nominal amounts, is as follows:

	As at December 31, 2020
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	55,512	-	251
Short-term deposits and restricted cash	537,563	-	-
Trade receivables	47,791	-	156
Other current assets	2,909	-	8
Investments in other companies	-	-	235,218
Long-term deposits and restricted cash	60,954	-	-
Total financial assets	704,729	-	235,633

Trade payables	41,051	-	13,723
Other current liabilities	21,056	4,952	244
Loans from banks and others and debentures	131,082	789,462	-
Total financial liabilities	193,189	794,414	13,967

Total non-derivative financial instruments, net	511,540	(794,414)	221,666
Derivative instruments	-	(11,014)	-
Net exposure	511,540	(805,428)	221,666

	As at December 31, 2019
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	100,529	-	1,633
Short-term deposits and restricted cash	33,497	-	55
Trade receivables	39,003	-	50
Other current assets	965	-	15,992
Long-term deposits and restricted cash	73,192	-	-
Other non-current assets	-	-	55,575
Total financial assets	247,186	-	73,305

Trade payables	8,888	-	10,237
Other current liabilities	2,989	6,229	395
Loans from banks and others and debentures	147,792	474,775	518
Total financial liabilities	159,669	481,004	11,150

Total non-derivative financial instruments, net	87,517	(481,004)	62,155
Derivative instruments	-	(4,225)	-
Net exposure	87,517	(485,229)	62,155

c. Sensitivity analysis

A strengthening of the dollar exchange rate by 5%–10% against the following currencies and change of the CPI in rate of 1%–2% would have increased (decreased) the net income or net loss and the equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	As at December 31, 2020
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	452	226	(226)	(452)

	As at December 31, 2020
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(13,455)	(6,727)	3,346	6,095

	As at December 31, 2019
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(1,601)	(863)	863	1,601

	As at December 31, 2019
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(130)	(63)	56	112

(2)	Interest rate risk

The Group is exposed to changes in the interest rates with respect to loans bearing interest at variable rates, as well as in relation to swap transactions of liabilities in foreign currency for dollar liabilities bearing a variable interest rate.

The Group has not set a policy limiting the exposure and it hedges this exposure based on forecasts of future interest rates.

The Group enters into transactions mainly to reduce the exposure to cash flow risk in respect of interest rates. The transactions include interest rate swaps and “collars”. In addition, options are acquired and written for hedging the interest rate at different rates.

Type of interest

Set forth below is detail of the type of interest borne by the Group’s interest-bearing financial instruments:

	As at December 31,
	2020	2019
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	580,607	72,958
Financial liabilities	(860,787)	(621,754)
	(280,180)	(548,796)

Variable rate instruments
Financial assets	86,028	131,073
Financial liabilities	(57,078)	-
	28,950	131,073

Type of interest (Cont’d)

The Group’s assets and liabilities bearing fixed interest are not measured at fair value through the statement of profit and loss and the Group does not designate derivatives interest rate swaps as hedging instruments under a fair value hedge accounting model. Therefore, a change in the interest rates as at the date of the report would not be expected to affect the income or loss with respect to changes in the value of fixed – interest assets and liabilities.

A change of 100 basis points in interest rate at reporting date would have increased/(decreased) profit and loss before tax by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2020
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	290	(290)

	As at December 31, 2019
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	1,311	(1,311)

E.	Fair value

(1)	Fair value compared with carrying value

The Group’s financial instruments include mainly non-derivative assets, such as: cash and cash equivalents, investments, deposits and short-term loans, receivables and debit balances, investments and long-term receivables; non-derivative liabilities: such as: short-term credit, payables and credit balances, long-term loans, finance leases and other liabilities; as well as derivative financial instruments. In addition, fair value disclosure of lease liabilities is not required.

Due to their nature, the fair value of the financial instruments included in the Group’s working capital is generally identical or approximates the book value.

The following table shows in detail the carrying amount and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value.

	As at December 31, 2020
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	304,701	328,426
Long-term loans from banks and others (excluding interest)	615,403	733,961

	As at December 31, 2019
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	81,847	93,930
Long-term loans from banks and others (excluding interest)	540,350	649,100

The fair value of long-term loans from banks and others (excluding interest) is classified as level 2, and measured using the technique of discounting the future cash flows with respect to the principal component and the discounted interest using the market interest rate on the measurement date.

(2)	Hierarchy of fair value

The following table presents an analysis of the financial instruments measured at fair value, using an evaluation method. The various levels were defined as follows:

– Level 1: Quoted prices (not adjusted) in an active market for identical instruments.
– Level 2: Observed data, direct or indirect, not included in Level 1 above.
– Level 3: Data not based on observed market data.

Derivative instruments are measured at fair value using a Level 2 valuation method – observable data, directly or indirectly, which are not included in quoted prices in an active market for identical instruments. See Note 30.D.1 for further details.

Level 3 financial instrument measured at fair value

	As at December 31, 2020	As at December 31, 2019
	Level 3	Level 3
	$ Thousands	$ Thousands
Assets
Long-term investment	235,218	-
Qoros put option	-	71,146

 (3)         Data and measurement of the fair value of financial instruments at Level 2 and 3

Level 2

The fair value of forward contracts on foreign currency is determined using trading programs that are based on market prices. The market price is determined based on a weighting of the exchange rate and the appropriate interest coefficient for the period of the transaction along with an index of the relevant currencies.

The fair value of contracts for exchange (SWAP) of interest rates and fuel prices is determined using trading programs which incorporate market prices, the remaining term of the contract and the credit risks of the parties to the contract.

The fair value of currency and interest exchange (SWAP) transactions is valued using discounted future cash flows at the market interest rate for the remaining term.

The fair value of transactions used to hedge inflation is valued using discounted future cash flows which incorporate the forward CPI curve, and market interest rates for the remaining term.

If the inputs used to measure the fair value of an asset or liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The fair value of marketable securities held for trade is determined using the ‘Discounts for Lack of Marketability’ (“DLOM”) valuation method, which is a method used to calculate the value of restricted securities. The method purports that the only difference between a company’s common stock and its restricted securities is the lack of marketability of the restricted securities which is derived from the price difference between both prices.

Level 3

The fair value of the long-term investment described in Note 9.B.b.3, as of the valuation date, was based on the market comparison technique using the following variables:

•	The underlying revenues estimate is based on Qoros’ 2021 budget.

•
The EV/Revenues multiple of 1.7x was calculated using the enterprise value as of the valuation date, divided by the trailing 12-month net sales of relevant comparable companies in China based on latest public financial information available.

•	The enterprise value was based on financial information extracted from unaudited Qoros management accounts as of the valuation date.

•	The equity investment is calculated based on Kenon’s 12% interest in Qoros.

•
The discount for lack of marketability is 15.1%, and is calculated using an average volatility of 45.6% based on a time period of 2.26 years (remaining contractual term of the put option as described below).

The fair value of put option described in Note 9.B.b.2, as of the valuation date, was based on the Binomial model using the following variables:

•	The underlying asset value is Qoros’ equity value as of the valuation date.

•	The exercise price of the option is the price that must be paid for the stock on the date the put option is exercised, and is defined by the terms of the award.

•	The expected exercise date is the period between the grant date and the expiration date.

•	The Risk-free interest rate was based on yields on traded China government bonds, with time to maturity equals to the put option contractual period.

•	Expected volatility of 45.6% was based on the historical volatility of comparable companies for a period of 2.26 years (remaining contractual term of the put option, as of the valuation date).

•	Expected dividend yield is 0% as no dividend distribution is expected in the foreseeable future.

•
The credit risk adjustment was calculated using a recovery rate of 40% (common assumption of market participants) and credit spreads based on traded corporate bonds which have credit ratings of AA for a similar time to maturity as the put option.

The following table shows the valuation techniques used in measuring Level 3 fair values as at December 31, 2020 and 2019, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment
The Group assessed the fair value of:
(1)          the equity interest using a market comparison technique based on market multiples derived from the quoted prices of companies comparable to the investee, taking into consideration certain adjustments including the effect of the non-marketability of the equity investments; and
(2)          the put option using standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.
		- Adjusted market multiples. - The Group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The estimated fair value would increase (decrease) if: - the period end price is higher (lower) - the volatility is higher (lower) - the credit risk is lower (higher)
Put Option	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The estimated fair value would increase (decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)